STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity for the year ended December 31, 2018, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	11,800	$11.64
Granted	0	0.00
Assumed	83,551	8.54
Exercised	(32,941)	8.62
Forfeited or expired	0	0.00
Outstanding at end of year	62,410	$9.08	3.72	$914
Exercisable at end of year	62,410	$9.08	3.72	$914

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block] (Deprecated 2017-01-31)

	2018	2017	2016
Total intrinsic value of options exercised	$734	$1,533	$661
Cash received from exercises	$284	$341	$801
Tax benefit from exercises	$1,439	$1,991	$1,958

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2018		2017		2016
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	468,372	$21.63	648,817	$17.82	643,641	$17.21
Granted	303,930	28.94	234,529	27.36	317,695	18.13
Vested	(267,031)	20.94	(307,825)	18.12	(263,713)	16.82
Forfeited	(42,825)	26.38	(107,149)	21.18	(48,806)	17.37
Nonvested at end of year	462,446	$26.39	468,372	$21.63	648,817	$17.82